Organization, Nature and Continuance of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 1. Organization, Nature and Continuance of Operations

Basis of Presentation

The unaudited financial statements of RenovaCare, Inc. (the “Company”) as of September 30, 2017, and for the three and nine months ended September 30, 2017 and 2016, have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States for interim financial reporting and include the Company’s wholly-owned subsidiary, RenovaCare Sciences. Accordingly, they do not include all of the disclosures required by accounting principles generally accepted in the United States for complete financial statements and should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2016, as filed with the Securities and Exchange Commission as part of the Company’s Form 10-K. In the opinion of management, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation of the interim financial information have been included. The Company did not record an income tax provision during the periods presented due to net taxable losses. The results of operations for any interim period are not necessarily indicative of the results of operations for the entire year.

Organization

RenovaCare, Inc., together with its wholly owned subsidiary, focuses on the acquisition, research, development and, if warranted, commercialization of autologous (using a patient's own cells) cellular therapies that can be used for medical and aesthetic applications.

On July 12, 2013, the Company, through its wholly owned subsidiary, RenovaCare Sciences Corp., completed the acquisition of its flagship technologies (collectively, the “CellMistTM System”) along with associated United States patent applications and two foreign patent applications, the first of which was filed on August 23, 2007 (DE 10 2007 040 252.1) and the second of which was filed on April 27, 2011 (DE 10 2011 100 450.9), both of which have been granted. One of the US patent applications was granted on November 29, 2016 (Patent No. US 9,505,000) and the other patent application was granted on April 4, 2017 (Patent No. US 9,610,430).

The CellMistTM System is comprised of (a) a treatment methodology for cell isolation for the regeneration of human skin cells (the “CellMistTM Solution”) and (b) a solution sprayer device (the “SkinGunTM”) for delivering the cells to the treatment area. The Company has filed additional patent applications related to the CellMistTM Solution and SkinGunTM technologies.

Going Concern

The Company's activities have consisted principally of performing research and development activities and raising capital. These activities are subject to significant risks and uncertainties, including possible failure of preclinical testing and failing to secure additional funding before achieving sustainable revenue and profit from operations. The Company's ability to fund the development of its cellular therapies will depend on the amount and timing of cash receipts from future financing activities. The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America, which contemplates continuation of the Company as a going concern, which is dependent upon the Company’s ability to establish itself as a profitable business.

The Company does not have any commercialized products, has not generated any revenue since inception and has sustained recurring losses and negative cash flows from operations since inception. The Company expects to incur losses as it continues development of its products and technologies. Over the past year, the Company has been funded through the sale of equity securities and proceeds from convertible promissory notes. As of September 30, 2017, the Company had approximately $1,149,604 of cash. On October 16, 2017, the Company completed a private placement with a group of private investors, whereby the Company received $2,300,000 from the sale of common stock and warrants. The Company believes that, as a result, it currently has sufficient cash to meet its funding requirements over the next year. However, the Company has experienced and continues to experience negative cash flows from operations, as well as an ongoing requirement for substantial additional capital investment. The Company expects that it will need to raise additional capital to accomplish its business plan. The Company expects to seek to obtain additional funding through the sale of its securities. There can be no assurance as to the availability or terms upon which such financing and capital might be available.

Recent Accounting Pronouncements

Any reference in these notes to applicable accounting guidance is meant to refer to the authoritative non-governmental US GAAP as found in the Financial Accounting Standards Board's Accounting Standards Codification.

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-09, “Compensation-Stock Compensation: Improvements to Employee Share-Based Payment Accounting (Topic 718)”, which is intended to simplify several aspects of the accounting for share-based payment award transactions. The guidance was effective for annual periods beginning after December 31, 2016, with early adoption permitted. The Company adopted the guidance with no material impact on its financial statements.

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)”, which supersedes ASC Topic 840, Leases, and creates a new topic, ASC Topic 842, Leases. ASU 2016-02 requires lessees to recognize a lease liability and a lease asset for all leases, including operating leases, with a term greater than 12 months on its balance sheet. ASU 2016-02 also expands the required quantitative and qualitative disclosures surrounding leases. ASU 2016-02 is effective for the Company beginning January 1, 2019. Early adoption is permitted. The Company has determined that the adoption of ASU 2016-02 will currently have no impact on its consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes” (“ASU 2015-17”). The standard requires that deferred tax assets and liabilities be classified as noncurrent on the balance sheet rather than being separated into current and noncurrent. The guidance was effective for annual periods beginning after December 31, 2016, with early adoption permitted. The Company adopted the guidance with no material impact on its consolidated financial statements.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)”, to clarify the principles used to recognize revenue for all entities. In March 2016, the FASB issued ASU 2016-08 to further clarify the implementation guidance on principal versus agent considerations. The guidance is effective for annual and interim periods beginning after December 15, 2017, and early adoption is permitted. The Company has determined that the adoption of ASU 2014-09 will currently have no impact on its consolidated financial statements.

The Company reviews new accounting standards as issued. Although some of these accounting standards issued or effective after the end of the Company’s previous fiscal year may be applicable, the Company has not identified any standards that the Company believes merit further discussion other than as discussed above. The Company believes that none of the new standards will have a significant impact on the financial statements.

Earnings (Loss) Per Share

The Company presents both basic and diluted earnings per share (“EPS”) amounts. Basic EPS is calculated by dividing net income (loss) by the weighted average number of common shares outstanding during the period presented. Diluted EPS amounts are based upon the weighted average number of common and common equivalent shares outstanding during the period presented. The Company has not included the effects of warrants, stock options and convertible debt on net loss per share because to do so would be antidilutive.

Following is the computation of basic and diluted net loss per share for the three and nine months ended September 30, 2017 and 2016:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(851,446)	$(302,636)	$(2,693,646)	$(1,610,880)
Denominator:
Weighted average number of common shares outstanding	75,123,280	69,955,847	73,837,107	69,695,772
Basic and diluted EPS	$(0.01)	$(0.00)	$(0.04)	$(0.02)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	545,000	445,000	545,000	445,000
Warrants	2,689,158	7,380,503	2,689,158	7,380,503
Convertible debt	647,813	623,067	647,813	623,067
Total shares not included in the computation of diluted losses per share	3,881,971	8,448,570	3,881,971	8,448,570

RenovaCare, Inc., together with its wholly owned subsidiary (the "Company"), focuses on the acquisition, research, development and, if warranted, commercialization of autologous (using a patient's own cells) cellular therapies that can be used for medical and aesthetic applications.

On July 12, 2013, the Company, through its wholly owned subsidiary, RenovaCare Sciences Corp. (“RenovaCare Sciences”), completed the acquisition of its flagship technologies (collectively, the “CellMistTM System”) along with the associated United States patent applications and two foreign patents, the first of which expires on August 22, 2027 and the second of which expires on April 26, 2031. One of the two US patent applications was granted to the Company on November 29, 2016 (Patent No.: US 9,505,000) and expires on or about March 3, 2035. The CellMistTM System is comprised of (a) a treatment methodology for cell isolation for the regeneration of human skin cells (the “CellMistTM Solution”) and (b) a solution sprayer device (the “SkinGunTM”) for delivering the cells to the treatment area. Based on these technologies the Company has recently filed two additional patent applications, one with the United States Patent and Trademark Office titled “Modular Device for Cell Spraying,” and one with the European Patent Office titled “Disposable Apparatus and Device with Unsterile Reusable Apparatus for Sterile Application of a Liquid.”

The Company has recently incurred net operating losses and operating cash flow deficits. As of December 31, 2016, the Company’s accumulated deficit is $11,051,584. The Company does not currently generate revenues and will continue to incur losses from operations and operating cash flow deficits in the future. Subsequent to December 31, 2016, the Company received $445,000 upon the sale of three convertible promissory notes. Management believes that the Company's cash and cash equivalent balances and other external sources of capital will be sufficient to meet the Company's cash requirements through June 2017. The Company's activities are subject to significant risks and uncertainties due to the stage of the development of the Company's cellular therapies. The future of the Company after June 2017 will depend on its ability to successfully raise capital from external sources to fund operations. If the Company is unable to obtain adequate funds, or if such funds are not available to it on acceptable terms, the Company's ability to continue its business to develop its cellular therapies will be significantly impaired and it may cause the Company to curtail operations.

The matters described above raise substantial doubt about the Company's ability to continue as a going concern within one year after the date these consolidated financial statements were issued. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.